Severance Indemnities and Pension Plans [Text Block]	6 Months Ended
Sep. 30, 2017
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans [Text Block]

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic benefit costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥24,453	¥23,539	¥6,701	¥548	¥5,646	¥348
Interest cost on projected benefit obligation	6,232	7,266	8,027	717	7,651	540
Expected return on plan assets	(30,126)	(34,144)	(15,075)	(1,066)	(16,069)	(1,062)
Amortization of net actuarial loss	8,870	3,946	9,788	669	5,740	563
Amortization of prior service cost	(3,784)	(580)	(1,063)	(427)	(1,547)	(1,391)
Gain on settlements and curtailment	(445)	(2,019)	—	—	—	—

Net periodic benefit cost	¥5,200	¥(1,992)	¥8,378	¥441	¥1,421	¥(1,002)

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2017 and expects to contribute for the remainder of the fiscal year ending March 31, 2018 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2017	¥51.3	¥14.8	¥0.2
For the remainder of the fiscal year ending March 31, 2018	¥23.0	¥1.5	¥0.2